Summary of changes in RSUs outstanding (Details) - Restricted stock unit plan [member] - shares		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Number of RSU's outstanding at the beginning of the year		3,619,800	2,762,509
Granted during the year		1,983,129	2,049,562
Expired during the year		117,969
Vested during the year		906,050	1,062,081
Net settlement	[1]		130,190
Number of RSU's outstanding at the end of the year		4,578,910	3,619,800
Vested/exercisable and not exercised

[1]	As per Tax laws applicable in India, the Company is obliged to withhold an amount for an employee’s tax obligation associated with a share-based payment and transfer that amount in cash, to the tax authority on the employee’s behalf. Accordingly, during the year ended March 31, 2023, the Group settled the transaction on a net basis by withholding the number of vested PSUs with a fair value equal to the monetary value of the employee’s tax obligation of INR